In Ohio, the AFL-CIO Housing Investment Trust has committed $254 million to 22 projects with 3,875 housing and healthcare units, as listed below. The total development cost of all projects exceeds $347 million, generating some 4.7 million hours of union construction work, since inception.*

	Project Name	Location	Total Units	Union Jobs*	Commitment	Total Dev Cost
1	Bath Manor	Akron	150	44	$5,145,634	$5,660,197
2	L&O Care II	Beachwood	274	101	$11,190,400	$12,309,440
3	Mayfield Manor I	Canton	144	100	$9,858,800	$14,315,901
4	Bingham Apartments	Cleveland	340	590	$45,634,900	$84,700,000
5	Crittenden Court	Cleveland	208	94	$12,395,200	$13,634,720
6	Marshall Building/Magnate Building	Cleveland	41	47	$4,211,200	$6,662,179
7	Otis Building	Cleveland	249	283	$28,152,700	$37,000,000
8	Project 29 (Church + State)	Cleveland	158	228	$39,000,000	$54,834,231
9	Quay 55 Apartments	Cleveland	139	183	$21,098,500	$25,854,190
10	YMCA of Cleveland	Cleveland	144	49	$5,281,900	$5,868,778
11	Berkley Park at New Albany	Columbus	180	100	$13,050,200	$15,353,176
12	Bryden House	Columbus	160	29	$2,865,000	$3,151,500
13	Leo E. Dugan Apartments	Cuyahoga Fall	70	0	$2,332,100	$3,409,259
14	Ambassador Nursing Home	East Cleveland	154	35	$4,387,300	$4,826,030
15	Westway Gardens	Elyria	300	55	$3,845,000	$7,941,000
16	Silver Meadow Apartments	Kent	444	99	$10,247,940	$11,386,600
17	The Greens	Lyndhurst	248	112	$14,204,824	$16,711,558
18	Villa West Nursing	Monclova	100	20	$2,491,700	$2,740,870
19	Aurora Manor	Portage	100	33	$3,847,630	$4,232,393
20	Normandy Manor	Rocky River	150	49	$5,908,300	$6,499,130
21	Somerset Point Nursing Home	Shaker Heights	50	56	$7,444,399	$8,188,839
22	The Glendale Assisted Living	Toledo	75	19	$1,900,000	$2,090,000
	TOTAL		3,878	2,326	$254,493,627	$347,369,991

Mayfield Manor I	Project 29	Crittendon Court	Otis Building	Quay 55
Canton	Cleveland	Cleveland	Cleveland	Cleveland

* Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input-output model based on HIT project data. Data current as of September 30, 2018.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

November 2018

AFL-CIO Housing Investment Trust in Ohio

Since Inception (1984-3Q 2018)